SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2024	Feb. 29, 2024
Share Repurchase Program Authorized in 2024
SUBSEQUENT EVENTS
Stock repurchase program, period in force	12 months
Stock repurchase program, authorized amount	$ 200.0
W.D Technology Investment Group Limited
SUBSEQUENT EVENTS
Percentage of equity interest acquired		77.00%
Purchase consideration		$ 52.7